Long-Term Loans, Net Of Current Maturities (Summary Of Maturities Of Long-Term Loans) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Loans Payable, Noncurrent [Abstract]
2014 - current maturities	$ 245
2015	102,091
2016	71,118
2017	51,000
Long-term Debt, total	$ 224,454	[1]	$ 205,526	[1]

[1]	For covenants see Note 20(F).